Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Beginning of Period		$ 27,276	$ 22,276
Additions Charged to Costs and Expenses
Additions Charged to Other Accounts	[1]	425,140	307,932
Deductions	[2]	431,364	302,932
End of Period		$ 21,052	$ 27,276

[1]	Cash discounts allowed on sales and charged against revenue.
[2]	Accounts receivable written off of $1,224 and $0 and cash discounts taken on sales of $430,140 and $302,932 during fiscal years 2018 and 2017, respectively.